Related Parties	6 Months Ended
Jun. 30, 2026
Related Parties [Abstract]
RELATED PARTIES

NOTE 3 – RELATED PARTIES

The employment expenses of the Company’s co-founders: Asher Dahan (the current Chairman of the Board of Directors (the “Board”) and the Chief Executive Officer (“CEO”) of the Company), Guy Wagner (President and Chief Scientific Officer of the Company) and Leeor Langer (the Chief Technology Officer of the Company), for the six months ended June 30, 2026 and 2025 amounted to $326 thousand and $109 thousand, respectively.

The share-based payment expenses for the six months ended June 30, 2026 and 2025 were $340 thousand and $159 thousand, respectively, relating to awards granted to the Company’s co-founders.